11 Greenway Plaza
Houston, TX 77046

invesco.com
February 25, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK 0001112996
1933 Act Registration No. 333-36074
1940 Act Registration No. 811-09913
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Fund”) that the Prospectus and the Statement of Additional Information relating to the Class R shares of:
Invesco Global Real Estate Income Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 222 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 20, 2026.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4277 or amy.shapiro@invesco.com.
Very truly yours,
/s/ Amy Shapiro
Amy Shapiro Senior Counsel